Financial Risks - Summary of Composition by Maturity of all Available-for-Sale Debt Securities in an Unrealized Loss Position (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of available for sale debt securities [line items]
Carrying value of securities with gross unrealized losses	€ 4,230	€ 4,407
Gross unrealized losses	(174)	(210)
Not later than 1 year [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with gross unrealized losses	708	247
Gross unrealized losses	(9)	(1)
1-5 years [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with gross unrealized losses	1,242	983
Gross unrealized losses	(55)	(26)
Over 5 through 10 years [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with gross unrealized losses	955	1,175
Gross unrealized losses	(40)	(47)
Over 10 years [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with gross unrealized losses	1,326	2,002
Gross unrealized losses	€ (71)	€ (135)